Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Cohen & Steers Real Assets Fund, Inc.
Entity Central Index Key	0001533503
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Cohen & Steers Real Assets Fund, Inc. | Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Assets Fund, Inc.
Class Name	Class A
Trading Symbol	RAPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.15%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 17.42% total return in the 12 months ended December 31, 2025, compared with the Blended Benchmark,[1] which returned 16.91%, and the MSCI World Index - net, which returned 21.09%.

Security selection and an overweight allocation to global natural resource equities contributed to relative performance compared with the Blended Benchmark.[1] Contributors included an underweight to paper packaging companies and no allocation to paper products or forestry, all of which declined. These sectors have historically been less sensitive to the macroeconomic factors that drive most natural resource companies, and our positioning contributed to relative returns amid weak industry demand.

Stock selection and an underweight to global real estate securities also contributed to relative performance, led by security selection in the U.S., France and Australia. In the U.S., contributors included an overweight in Welltower, which rose materially amid indications of strengthening senior housing fundamentals, as well as not owning Alexandria Real Estate Equities, which declined sharply amid weak demand for life science properties. In France, the Fund was overweight two well-performing retail landlords. In Australia, an overweight in fund manager Charter Hall Group benefited from its office allocations and improved transaction and fundraising activity.

Stock selection in global listed infrastructure further aided relative returns, led by stock selection in the gas distribution, communications and midstream energy sectors. Contributors included the timing of our investments in gas supplier Sempra Energy and avoiding cell tower owner SBA Communications, which declined on disappointing results and concerns over a potential loss of tenants following AT&T's acquisition of wireless spectrum from EchoStar.

An overweight allocation to short-duration fixed income modestly detracted from relative performance. Short-duration fixed income had a positive total return but trailed the other assets as investors embraced risk throughout 2025.

Top contributing categories	Top detracting categories
Global Natural Resource Equities	Short-Duration Fixed Income
Global Real Estate Securities
Global Listed Infrastructure

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
With sales charge[2]	12.13%	7.71%	6.21%
Without sales charge	17.42%	8.71%	6.70%
MSCI World Index - net	21.09%	12.15%	12.17%
Blended Benchmark[1]	16.91%	8.03%	6.63%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,522,068,583
Holdings Count | shares	376
Advisory Fees Paid, Amount	$ 7,403,007
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2025)
Net assets	$1,522,068,583
Number of portfolio holdings (including derivatives)	376
Portfolio turnover rate	76%
Net advisory fees paid	$7,403,007

Holdings [Text Block]
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.7%
Welltower, Inc.	2.5%
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.6%
Digital Realty Trust, Inc.	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Essex Property Trust, Inc.	1.1%
Crown Castle, Inc.	1.1%
Vinci SA (France)	1.0%

Strategy breakdown[5]	(%)
Global Real Estate Securities	26.4%
Commodity Futures	24.9%
Global Natural Resource Equities	17.5%
Global Listed Infrastructure	15.8%
Short-Duration Fixed Income	10.7%
Gold	4.7%

Country diversification[3,6]	(%)
United States	65.0%
Canada	7.8%
Japan	4.6%
Australia	3.2%
France	3.0%
United Kingdom	2.1%
Germany	1.3%
Switzerland	1.3%
Spain	1.1%
Other (includes short-term investments)	10.6%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.7%
Welltower, Inc.	2.5%
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.6%
Digital Realty Trust, Inc.	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Essex Property Trust, Inc.	1.1%
Crown Castle, Inc.	1.1%
Vinci SA (France)	1.0%

Cohen & Steers Real Assets Fund, Inc. | Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Assets Fund, Inc.
Class Name	Class C
Trading Symbol	RAPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.80%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 16.64% total return in the 12 months ended December 31, 2025, compared with the Blended Benchmark,[1] which returned 16.91%, and the MSCI World Index - net, which returned 21.09%.

Security selection and an overweight allocation to global natural resource equities contributed to relative performance compared with the Blended Benchmark.[1] Contributors included an underweight to paper packaging companies and no allocation to paper products or forestry, all of which declined. These sectors have historically been less sensitive to the macroeconomic factors that drive most natural resource companies, and our positioning contributed to relative returns amid weak industry demand.

Stock selection and an underweight to global real estate securities also contributed to relative performance, led by security selection in the U.S., France and Australia. In the U.S., contributors included an overweight in Welltower, which rose materially amid indications of strengthening senior housing fundamentals, as well as not owning Alexandria Real Estate Equities, which declined sharply amid weak demand for life science properties. In France, the Fund was overweight two well-performing retail landlords. In Australia, an overweight in fund manager Charter Hall Group benefited from its office allocations and improved transaction and fundraising activity.

Stock selection in global listed infrastructure further aided relative returns, led by stock selection in the gas distribution, communications and midstream energy sectors. Contributors included the timing of our investments in gas supplier Sempra Energy and avoiding cell tower owner SBA Communications, which declined on disappointing results and concerns over a potential loss of tenants following AT&T's acquisition of wireless spectrum from EchoStar.

An overweight allocation to short-duration fixed income modestly detracted from relative performance. Short-duration fixed income had a positive total return but trailed the other assets as investors embraced risk throughout 2025.

Top contributing categories	Top detracting categories
Global Natural Resource Equities	Short-Duration Fixed Income
Global Real Estate Securities
Global Listed Infrastructure

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2025)
	1 Year	5 Years	10 Years
With sales charge	15.64%[2]	8.02%	6.00%
Without sales charge	16.64%	8.02%	6.00%
MSCI World Index - net	21.09%	12.15%	12.17%
Blended Benchmark[1]	16.91%	8.03%	6.63%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,522,068,583
Holdings Count | shares	376
Advisory Fees Paid, Amount	$ 7,403,007
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2025)
Net assets	$1,522,068,583
Number of portfolio holdings (including derivatives)	376
Portfolio turnover rate	76%
Net advisory fees paid	$7,403,007

Holdings [Text Block]
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.7%
Welltower, Inc.	2.5%
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.6%
Digital Realty Trust, Inc.	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Essex Property Trust, Inc.	1.1%
Crown Castle, Inc.	1.1%
Vinci SA (France)	1.0%

Strategy breakdown[5]	(%)
Global Real Estate Securities	26.4%
Commodity Futures	24.9%
Global Natural Resource Equities	17.5%
Global Listed Infrastructure	15.8%
Short-Duration Fixed Income	10.7%
Gold	4.7%

Country diversification[3,6]	(%)
United States	65.0%
Canada	7.8%
Japan	4.6%
Australia	3.2%
France	3.0%
United Kingdom	2.1%
Germany	1.3%
Switzerland	1.3%
Spain	1.1%
Other (includes short-term investments)	10.6%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.7%
Welltower, Inc.	2.5%
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.6%
Digital Realty Trust, Inc.	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Essex Property Trust, Inc.	1.1%
Crown Castle, Inc.	1.1%
Vinci SA (France)	1.0%

Cohen & Steers Real Assets Fund, Inc. | Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Assets Fund, Inc.
Class Name	Class I
Trading Symbol	RAPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 17.79% total return in the 12 months ended December 31, 2025, compared with the Blended Benchmark,[1] which returned 16.91%, and the MSCI World Index - net, which returned 21.09%.

Security selection and an overweight allocation to global natural resource equities contributed to relative performance compared with the Blended Benchmark.[1] Contributors included an underweight to paper packaging companies and no allocation to paper products or forestry, all of which declined. These sectors have historically been less sensitive to the macroeconomic factors that drive most natural resource companies, and our positioning contributed to relative returns amid weak industry demand.

Stock selection and an underweight to global real estate securities also contributed to relative performance, led by security selection in the U.S., France and Australia. In the U.S., contributors included an overweight in Welltower, which rose materially amid indications of strengthening senior housing fundamentals, as well as not owning Alexandria Real Estate Equities, which declined sharply amid weak demand for life science properties. In France, the Fund was overweight two well-performing retail landlords. In Australia, an overweight in fund manager Charter Hall Group benefited from its office allocations and improved transaction and fundraising activity.

Stock selection in global listed infrastructure further aided relative returns, led by stock selection in the gas distribution, communications and midstream energy sectors. Contributors included the timing of our investments in gas supplier Sempra Energy and avoiding cell tower owner SBA Communications, which declined on disappointing results and concerns over a potential loss of tenants following AT&T's acquisition of wireless spectrum from EchoStar.

An overweight allocation to short-duration fixed income modestly detracted from relative performance. Short-duration fixed income had a positive total return but trailed the other assets as investors embraced risk throughout 2025.

Top contributing categories	Top detracting categories
Global Natural Resource Equities	Short-Duration Fixed Income
Global Real Estate Securities
Global Listed Infrastructure

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of December 31, 2025)
	1 Year	5 Years	10 Years
Class I2	17.79%	9.10%	7.06%
MSCI World Index - net	21.09%	12.15%	12.17%
Blended Benchmark[1]	16.91%	8.03%	6.63%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,522,068,583
Holdings Count | shares	376
Advisory Fees Paid, Amount	$ 7,403,007
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2025)
Net assets	$1,522,068,583
Number of portfolio holdings (including derivatives)	376
Portfolio turnover rate	76%
Net advisory fees paid	$7,403,007

Holdings [Text Block]
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.7%
Welltower, Inc.	2.5%
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.6%
Digital Realty Trust, Inc.	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Essex Property Trust, Inc.	1.1%
Crown Castle, Inc.	1.1%
Vinci SA (France)	1.0%

Strategy breakdown[5]	(%)
Global Real Estate Securities	26.4%
Commodity Futures	24.9%
Global Natural Resource Equities	17.5%
Global Listed Infrastructure	15.8%
Short-Duration Fixed Income	10.7%
Gold	4.7%

Country diversification[3,6]	(%)
United States	65.0%
Canada	7.8%
Japan	4.6%
Australia	3.2%
France	3.0%
United Kingdom	2.1%
Germany	1.3%
Switzerland	1.3%
Spain	1.1%
Other (includes short-term investments)	10.6%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.7%
Welltower, Inc.	2.5%
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.6%
Digital Realty Trust, Inc.	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Essex Property Trust, Inc.	1.1%
Crown Castle, Inc.	1.1%
Vinci SA (France)	1.0%

Cohen & Steers Real Assets Fund, Inc. | Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Assets Fund, Inc.
Class Name	Class R
Trading Symbol	RAPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$141	1.30%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 17.24% total return in the 12 months ended December 31, 2025, compared with the Blended Benchmark,[1] which returned 16.91%, and the MSCI World Index - net, which returned 21.09%.

Security selection and an overweight allocation to global natural resource equities contributed to relative performance compared with the Blended Benchmark.[1] Contributors included an underweight to paper packaging companies and no allocation to paper products or forestry, all of which declined. These sectors have historically been less sensitive to the macroeconomic factors that drive most natural resource companies, and our positioning contributed to relative returns amid weak industry demand.

Stock selection and an underweight to global real estate securities also contributed to relative performance, led by security selection in the U.S., France and Australia. In the U.S., contributors included an overweight in Welltower, which rose materially amid indications of strengthening senior housing fundamentals, as well as not owning Alexandria Real Estate Equities, which declined sharply amid weak demand for life science properties. In France, the Fund was overweight two well-performing retail landlords. In Australia, an overweight in fund manager Charter Hall Group benefited from its office allocations and improved transaction and fundraising activity.

Stock selection in global listed infrastructure further aided relative returns, led by stock selection in the gas distribution, communications and midstream energy sectors. Contributors included the timing of our investments in gas supplier Sempra Energy and avoiding cell tower owner SBA Communications, which declined on disappointing results and concerns over a potential loss of tenants following AT&T's acquisition of wireless spectrum from EchoStar.

An overweight allocation to short-duration fixed income modestly detracted from relative performance. Short-duration fixed income had a positive total return but trailed the other assets as investors embraced risk throughout 2025.

Top contributing categories	Top detracting categories
Global Natural Resource Equities	Short-Duration Fixed Income
Global Real Estate Securities
Global Listed Infrastructure

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of December 31, 2025)
	1 Year	5 Years	10 Years
Class R2	17.24%	8.56%	6.54%
MSCI World Index - net	21.09%	12.15%	12.17%
Blended Benchmark[1]	16.91%	8.03%	6.63%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,522,068,583
Holdings Count | shares	376
Advisory Fees Paid, Amount	$ 7,403,007
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2025)
Net assets	$1,522,068,583
Number of portfolio holdings (including derivatives)	376
Portfolio turnover rate	76%
Net advisory fees paid	$7,403,007

Holdings [Text Block]
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.7%
Welltower, Inc.	2.5%
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.6%
Digital Realty Trust, Inc.	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Essex Property Trust, Inc.	1.1%
Crown Castle, Inc.	1.1%
Vinci SA (France)	1.0%

Strategy breakdown[5]	(%)
Global Real Estate Securities	26.4%
Commodity Futures	24.9%
Global Natural Resource Equities	17.5%
Global Listed Infrastructure	15.8%
Short-Duration Fixed Income	10.7%
Gold	4.7%

Country diversification[3,6]	(%)
United States	65.0%
Canada	7.8%
Japan	4.6%
Australia	3.2%
France	3.0%
United Kingdom	2.1%
Germany	1.3%
Switzerland	1.3%
Spain	1.1%
Other (includes short-term investments)	10.6%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.7%
Welltower, Inc.	2.5%
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.6%
Digital Realty Trust, Inc.	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Essex Property Trust, Inc.	1.1%
Crown Castle, Inc.	1.1%
Vinci SA (France)	1.0%

Cohen & Steers Real Assets Fund, Inc. | Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Real Assets Fund, Inc.
Class Name	Class Z
Trading Symbol	RAPZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Real Assets Fund, Inc. (Fund) for the period January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$87	0.80%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 17.73% total return in the 12 months ended December 31, 2025, compared with the Blended Benchmark,[1] which returned 16.91%, and the MSCI World Index - net, which returned 21.09%.

Security selection and an overweight allocation to global natural resource equities contributed to relative performance compared with the Blended Benchmark.[1] Contributors included an underweight to paper packaging companies and no allocation to paper products or forestry, all of which declined. These sectors have historically been less sensitive to the macroeconomic factors that drive most natural resource companies, and our positioning contributed to relative returns amid weak industry demand.

Stock selection and an underweight to global real estate securities also contributed to relative performance, led by security selection in the U.S., France and Australia. In the U.S., contributors included an overweight in Welltower, which rose materially amid indications of strengthening senior housing fundamentals, as well as not owning Alexandria Real Estate Equities, which declined sharply amid weak demand for life science properties. In France, the Fund was overweight two well-performing retail landlords. In Australia, an overweight in fund manager Charter Hall Group benefited from its office allocations and improved transaction and fundraising activity.

Stock selection in global listed infrastructure further aided relative returns, led by stock selection in the gas distribution, communications and midstream energy sectors. Contributors included the timing of our investments in gas supplier Sempra Energy and avoiding cell tower owner SBA Communications, which declined on disappointing results and concerns over a potential loss of tenants following AT&T's acquisition of wireless spectrum from EchoStar.

An overweight allocation to short-duration fixed income modestly detracted from relative performance. Short-duration fixed income had a positive total return but trailed the other assets as investors embraced risk throughout 2025.

Top contributing categories	Top detracting categories
Global Natural Resource Equities	Short-Duration Fixed Income
Global Real Estate Securities
Global Listed Infrastructure

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of December 31, 2025)
	1 Year	5 Years	10 Years
Class Z2	17.73%	9.10%	7.07%
MSCI World Index - net	21.09%	12.15%	12.17%
Blended Benchmark[1]	16.91%	8.03%	6.63%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 1,522,068,583
Holdings Count | shares	376
Advisory Fees Paid, Amount	$ 7,403,007
Investment Company, Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2025)
Net assets	$1,522,068,583
Number of portfolio holdings (including derivatives)	376
Portfolio turnover rate	76%
Net advisory fees paid	$7,403,007

Holdings [Text Block]
Portfolio holdings (as of December 31, 2025)

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.7%
Welltower, Inc.	2.5%
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.6%
Digital Realty Trust, Inc.	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Essex Property Trust, Inc.	1.1%
Crown Castle, Inc.	1.1%
Vinci SA (France)	1.0%

Strategy breakdown[5]	(%)
Global Real Estate Securities	26.4%
Commodity Futures	24.9%
Global Natural Resource Equities	17.5%
Global Listed Infrastructure	15.8%
Short-Duration Fixed Income	10.7%
Gold	4.7%

Country diversification[3,6]	(%)
United States	65.0%
Canada	7.8%
Japan	4.6%
Australia	3.2%
France	3.0%
United Kingdom	2.1%
Germany	1.3%
Switzerland	1.3%
Spain	1.1%
Other (includes short-term investments)	10.6%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
SPDR Gold MiniShares Trust	3.7%
Welltower, Inc.	2.5%
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.6%
Digital Realty Trust, Inc.	1.4%
Prologis, Inc.	1.3%
Williams Cos., Inc.	1.2%
TC Energy Corp. (Canada)	1.2%
Essex Property Trust, Inc.	1.1%
Crown Castle, Inc.	1.1%
Vinci SA (France)	1.0%